Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data [Abstract]
Unaudited Quarterly Financial Data
UNAUDITED QUARTERLY FINANCIAL DATA

The following tables summarize our unaudited quarterly consolidated income statement data for the years ended December 31, 2013 and 2012 (in millions, except per share amounts):

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Operating revenues	$1,040.3	$1,130.3	$1,162.2	$1,187.1	$4,519.9
Operating expenses
Contract drilling (exclusive of depreciation)	479.8	527.2	534.3	538.8	2,080.1
Depreciation	127.9	132.0	132.6	135.7	528.2
General and administrative	37.8	36.4	37.4	35.2	146.8
Operating income	394.8	434.7	457.9	477.4	1,764.8
Other expense, net	(29.8)	(39.8)	(1.6)	(28.9)	(100.1)
Income from continuing operations before income taxes	365.0	394.9	456.3	448.5	1,664.7
Provision for income taxes	50.8	48.5	65.4	48.0	212.7
Income from continuing operations	314.2	346.4	390.9	400.5	1,452.0
Loss from discontinued operations, net	5.7	16.2	(9.5)	(36.5)	(24.1)
Net income	319.9	362.6	381.4	364.0	1,427.9
Net income attributable to noncontrolling interests	(2.8)	(1.7)	(2.6)	(2.6)	(9.7)
Net income attributable to Ensco	$317.1	$360.9	$378.8	$361.4	$1,418.2
Earnings (loss) per share – basic
Continuing operations	$1.34	$1.48	$1.66	$1.71	$6.19
Discontinued operations	0.02	0.07	(0.04)	(0.16)	(0.11)
	$1.36	$1.55	$1.62	$1.55	$6.08
Earnings (loss) per share – diluted
Continuing operations	$1.34	$1.48	$1.66	$1.70	$6.18
Discontinued operations	0.02	0.07	(0.04)	(0.16)	(0.11)
	$1.36	$1.55	$1.62	$1.54	$6.07

2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
Operating revenues	$916.5	$965.7	$1,013.9	$973.1	$3,869.2
Operating expenses
Contract drilling (exclusive of depreciation)	439.9	423.4	434.1	450.5	1,747.9
Depreciation	116.4	115.5	121.2	123.0	476.1
General and administrative	38.2	35.5	40.2	35.0	148.9
Operating income	322.0	391.3	418.4	364.6	1,496.3
Other expense, net	(26.7)	(24.7)	(25.5)	(21.7)	(98.6)
Income from continuing operations before income taxes	295.3	366.6	392.9	342.9	1,397.7
Provision for income taxes	32.8	40.4	44.3	120.6	238.1
Income from continuing operations	262.5	326.2	348.6	222.3	1,159.6
(Loss) income from discontinued operations, net	4.9	16.5	(3.2)	(1.1)	17.1
Net income	267.4	342.7	345.4	221.2	1,176.7
Net income attributable to noncontrolling interests	(2.0)	(1.4)	(1.9)	(1.7)	(7.0)
Net income attributable to Ensco	$265.4	$341.3	$343.5	$219.5	$1,169.7
Earnings (loss) per share – basic
Continuing operations	$1.13	$1.40	$1.49	$0.95	$4.97
Discontinued operations	0.02	0.07	(0.01)	(0.01)	0.08
	$1.15	$1.47	$1.48	$0.94	$5.05
Earnings (loss) per share – diluted
Continuing operations	$1.13	$1.40	$1.49	$0.95	$4.97
Discontinued operations	0.02	0.07	(0.01)	(0.01)	0.07
	$1.15	$1.47	$1.48	$0.94	$5.04